FS MULTI-ALTERNATIVE INCOME FUND

AMENDED AND RESTATED INVESTMENT ADVISORY AGREEMENT

This AMENDED AND RESTATED INVESTMENT ADVISORY AGREEMENT, dated as of July 26, 2019 (the “Agreement”), is between FS Multi-Alternative Advisor, LLC, a Delaware limited liability company (the “Investment Adviser”), and FS Multi-Alternative Income Fund, a Delaware statutory trust

(the “Fund”).

WHEREAS, the parties to this Agreement have previously entered into an Investment Advisory Agreement dated as of September 11, 2018 (the “Prior Agreement”);

WHEREAS, the parties now wish to amend and restate the Prior Agreement;

NOW THEREFORE, in consideration of the mutual covenants contained in this Agreement, it is agreed as follows:

1.	Appointment.

The Fund appoints the Investment Adviser as investment adviser with respect to the Fund’s assets for the period and on the terms set forth in this Agreement, and the Investment Adviser accepts such appointment.

2.	Authority and Duties of the Investment Adviser.
(a)

The Investment Adviser agrees to furnish continuously an investment program for the Fund. In this regard the Investment Adviser will manage the investment and reinvestment of the Fund’s assets, determine what investments will be purchased, held, sold or exchanged by the Fund and what portion, if any, of the assets of the Fund will be held uninvested, continuously review, supervise and administer the investment program of the Fund, and supervise and arrange the day- to-day operations of the Fund.

The Fund constitutes and appoints the Investment Adviser as the Fund’s true and lawful representative and attorney-in-fact, with full power of delegation (to any one or more permitted sub-advisers), in the Fund’s name, place and stead, to make, execute, sign, acknowledge and deliver all subscription and other agreements, contracts and undertakings on behalf of the Fund as the Investment Adviser may deem necessary or advisable for implementing the investment program of the Fund by purchasing, selling and redeeming its assets and placing orders for such purchases and sales. Any delegation of duties pursuant to this paragraph shall comply with all applicable provisions of Section 15 of the Investment Company Act of 1940, as amended (the

“Investment Company Act”), except to the extent otherwise permitted by any exemptive order of the Securities and Exchange Commission, or similar relief.

Unless otherwise instructed by the Fund, the Investment Adviser shall have responsibility for voting proxies relating to the Fund’s portfolio holdings. Such responsibility may be delegated by the Adviser to one or more permitted sub-advisers.

(b)	The Investment Adviser agrees that it will discharge its responsibilities under this Agreement
subject	to the supervision of the Board of Trustees of the Fund and in accordance with the terms
hereof,	the Fund’s Agreement and Declaration of Trust and Bylaws, the investment objectives,

policies, guidelines and restrictions of the Fund, the Investment Company Act, the applicable rules and regulations of the Securities and Exchange Commission and other applicable federal and state laws, and any policies determined by the Fund’s Board of Trustees, all as from time to time in effect.

(c)	Subject to the prior approval of a majority of the Trustees, including a majority of the Trustees who are not “interested persons” of the Fund and, to the extent required by the Investment

Company Act and the rules and regulations thereunder, subject to any applicable guidance, exemptive order or interpretation of the Securities and Exchange Commission or its staff, by the shareholders of the Fund, the Investment Adviser may, from time to time, delegate to a sub- adviser or sub-administrator any of the Investment Adviser’s duties under this Agreement, including the management of all or a portion of the assets being managed. In all instances, however, the Investment Adviser must oversee the provision of delegated services, the Investment Adviser must bear the separate costs of employing any sub-adviser or sub- administrator (provided that the Fund will remain responsible for its own expenses, as described in Section 4 below), and no delegation will relieve the Investment Adviser of any of its obligations under this Agreement. The Investment Adviser agrees that it will not exercise investment power with respect to any investments in equity securities, including any equity securities within the meaning of Rule 13d-1 under the Securities Exchange Act of 1934, as amended, made on the Fund’s behalf by any sub-adviser retained by the Investment Adviser in accordance with this Section 2(c).

3.	Fees.
The Fund will pay to the Investment Adviser, as compensation for the services rendered, facilities furnished, and expenses borne by the Investment Adviser hereunder, a management fee
(“Management	Fee”). The Management Fee is accrued daily and payable quarterly. The
Management	Fee is calculated at the annual rate of 1.60% of the Fund’s average daily gross
assets.	In the event the Investment Adviser is not acting as such for an entire calendar quarter, the
Management	Fee payable by the Fund for the calendar quarter shall be prorated to reflect the
portion	of the calendar quarter in which the Investment Adviser is acting as such under this
Agreement.
4.	Expenses.
(a)	Other than as specifically indicated in this Agreement, the Investment Adviser shall not be
required	to pay any expenses of the Fund. The Investment Adviser shall bear its own operating
and	overhead expenses attributable to its duties hereunder (such as salaries, bonuses, rent, office
and	administrative expenses relating solely to the Adviser, depreciation and amortization, and
auditing	expenses). The Fund is not responsible for the overhead expenses related to any advisory
services	provided by the Investment Adviser. The Investment Adviser may from time to time
agree	not to impose all or a portion of its Management Fee otherwise payable under this
Agreement	and/or undertake to pay or reimburse the Fund for all or a portion of its expenses not
otherwise	required to be paid by or reimbursed by the Investment Adviser. Unless otherwise
agreed,	any Management Fee reduction or undertaking may be discontinued or modified by the
Investment	Adviser at any time.
(b)	Except as separately agreed between the Fund and the Investment Adviser, the Fund will bear all
of	the legal and other out-of-pocket expenses incurred in connection with the organization of the
Fund	and the offering of its shares. The Fund will bear all of its ordinary administrative and
operating	expenses, including the Management Fee, risk management expenses, administrative services expenses (whether incurred directly or by the Adviser or any permitted sub-adviser on behalf of the Fund), its ordinary and recurring investment expenses, including custodial costs, brokerage costs, interest charges, consulting fees, compensation of members of the Fund’s Board of Trustees who are not directors, officers or employees of the Investment Adviser or of any

“affiliated person” (other than a registered investment company) of the Investment Adviser, legal expenses; accounting and auditing expenses incurred in preparing, printing and delivering all reports (including such expenses incurred in connection with any Fund document) and tax information for shareholders and regulatory authorities, and all filing costs, fees, travel expenses and any other expenses which are directly related to the investment of the Fund’s assets. The

Fund will pay any extraordinary expenses it may incur, including any litigation expenses. Nothing in this paragraph 4(b) shall limit the generality of the first sentence of paragraph 4(a) of this Agreement. As used in this Agreement, the term “affiliated person” has the meaning set forth in the Investment Company Act.

(c)

The Investment Adviser will place orders either directly with the issuer or with brokers or dealers selected by the Investment Adviser. In the selection of such brokers or dealers and the placing of such orders, the Investment Adviser will use its best efforts to obtain for the Fund the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions for brokerage and research services as described below. In using its best efforts to obtain for the Fund the most favorable price and execution available, the Investment

Adviser, bearing in mind the Fund’s best interests at all times, will consider all factors it deems relevant, including by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into

account	market prices and trends, the reputation, experience and financial stability of the broker
or	dealer involved and the quality of service rendered by the broker or dealer in other
transactions.	The Investment Adviser will not be deemed to have acted unlawfully or to have
breached	any duty created by this Agreement or otherwise solely by reason of its having caused
the	Fund to pay a broker or dealer that provides brokerage and research services to the Investment
Adviser	an amount of commission for effecting a portfolio investment transaction in excess of the
amount	of commission another broker or dealer would have charged for effecting that transaction,
if	the Investment Adviser determines in good faith that such amount of commission was
reasonable	in relation to the value of the brokerage and research services provided by such broker
or	dealer, viewed in terms of either that particular transaction or the Investment Adviser’s overall
responsibilities	with respect to the Fund and to other clients of the Investment Adviser as to
which	the Investment Adviser exercises investment discretion. In no instance, however, will the
Fund’s	securities be purchased from or sold to the Investment Adviser, or any “affiliated person”
thereof,	except to the extent permitted by the Securities and Exchange Commission or by
applicable	law.
5.	Other Activities and Investments.
(a)	The Investment Adviser and its affiliates and any of their respective members, partners, officers,
and	employees shall devote so much of their time to the affairs of the Fund as in the judgment of
the	Investment Adviser the conduct of its business shall reasonably require, and none of the
Investment	Adviser or its affiliates shall be obligated to do or perform any act or thing in
connection	with the business of the Fund not expressly set forth herein.
(b)	The services of the Investment Adviser to the Fund are not to be deemed exclusive, and the
Investment	Adviser is free to render similar services to others so long as its services to the Fund
are	not impaired thereby. To the extent that affiliates of, or other accounts managed by, the
Investment	Adviser invest in underlying funds or other investment opportunities that limit the amount of assets and the number of accounts that they will manage, the Investment Adviser may be required to choose between the Fund and other accounts or affiliated entities in making allocation decisions. The Investment Adviser will make allocation decisions in a manner it believes to be equitable to each account. It is recognized that in some cases this may adversely affect the price paid or received by the Fund or the size or position obtainable for or disposed by the Fund. Nothing contained in this Section 5 shall be deemed to preclude the Investment Adviser or its affiliates from exercising investment responsibility, from engaging directly or indirectly in any other business or from directly or indirectly purchasing, selling, holding or otherwise dealing with any securities of underlying funds or other investment opportunities for the account of any such other business, for their own accounts, for any of their family members or for other clients.

(c)

It is understood that any of the shareholders, Trustees, officers and employees of the Fund may be a shareholder, director, officer or employee of, or be otherwise interested in, the Investment Adviser, and in any person controlled by or under common control with the Investment Adviser, and that the Investment Adviser and any person controlled by or under common control with the Investment Adviser may have an interest in the Fund. It is also understood that the Investment Adviser and any person controlled by or under common control with the Investment Adviser may have advisory, management, service or other contracts with other organizations and persons and may have other interests and business.

6.	Reports and Other Information.
(a)

The Fund and the Investment Adviser agree to furnish to each other, if applicable, current prospectuses, proxy statements, reports to shareholders, certified copies of their financial statements, and such other information with respect to their affairs as each may reasonably request. The Investment Adviser further agrees to furnish to the Fund, if applicable, the same such documents and information pertaining to any sub-adviser or sub-administrator as the Fund

may	reasonably request.
(b)	Any records required to be maintained and preserved pursuant to the provisions of Rule 31a-1
and	31a-2 under the Investment Company Act which are prepared or maintained by the
Investment	Adviser (or any sub-adviser or sub-administrator) on behalf of the Fund are the
property	of the Fund and will be surrendered promptly to the Fund on request. The Investment
Adviser	further agrees to preserve the necessary records for the periods prescribed in Rule 31a-2
under	the Investment Company Act.
7.	Scope of Liability; Indemnification.
(a)	In the absence of willful misfeasance, bad faith or gross negligence on the part of the Investment
Adviser,	or reckless disregard of its obligations and duties hereunder, the Investment Adviser
shall	not be subject to any liability to the Fund or to any shareholder of the Fund, for any act or
omission	in the course of, or connected with, rendering services hereunder. The Fund shall, to the
fullest	extent permitted by law, indemnify and save harmless the Investment Adviser, its affiliates
and	any of their respective partners, members, directors, officers, employees or shareholders (the
“Indemnitees”)	from and against any and all claims, liabilities, damages, losses, costs and
expenses,	that are incurred by any Indemnitee and that arise out of or in connection with the
performance	or non-performance of or by the Indemnitee of any of the Investment Adviser’s
responsibilities	hereunder, provided that an Indemnitee shall be entitled to indemnification
hereunder	only if the Indemnitee acted in good faith and in a manner the Indemnitee reasonably
believed	to be in or not opposed to the best interests of the Fund; provided, however, that no
Indemnitee	shall be indemnified against any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the Indemnitee’s duties under this Agreement (“disabling conduct”). An Indemnitee is entitled to indemnification hereunder only upon a determination that the Indemnitee was not liable by reason of disabling conduct in accordance with the Investment Company Act and any interpretations or guidance by the Securities Exchange Commission or its staff thereunder.

(b)

Expenses, including reasonable counsel fees incurred by the Indemnitee (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Fund in advance of the final disposition of a proceeding upon receipt by the Fund of an undertaking by or on behalf of the Indemnitee to repay amounts so paid to the Fund if it is ultimately determined that indemnification of such expenses is not authorized under this Agreement, provided, however, that (i) the Indemnitee shall provide security considered in the sole discretion of the Fund to be appropriate for such undertaking, (ii) the Fund shall be insured against losses arising from any such advance payments, or (iii) either a majority of the Trustees of the Fund who are neither “interested persons” of the Fund nor parties to the proceeding, acting on the matter, or independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Indemnitee ultimately will be found entitled to indemnification. As used in this

Agreement, the term “interested person” shall have the same meaning set forth in the Investment
Company Act.
8.	Independent Contractor.

For all purposes of this Agreement, the Investment Adviser shall be an independent contractor and not an employee or dependent agent of the Fund; nor shall anything herein be construed as making the Fund a partner or co-venturer with the Investment Adviser or any of its affiliates or

clients.	Except as provided in this Agreement, the Investment Adviser shall have no authority to
bind,	obligate or represent the Fund.
9.	Term; Termination; Renewal.
This	Agreement shall become effective as of the 12th day of September, 2018 (the “Effective
Date”),	and
(a)	unless otherwise terminated, this Agreement shall continue in effect for two years from the
Effective	Date, and from year to year thereafter so long as such continuance is specifically
approved	at least annually (i) by the Board of Trustees of the Fund or by vote of a majority of the
outstanding	voting securities of the Fund, and (ii) by vote of a majority of the members of the
Board	of Trustees of the Fund who are not “interested persons” of the Fund or the Investment
Adviser,	cast in person at a meeting called for the purpose of voting on such approval;
(b)	this Agreement may at any time be terminated on sixty-one days’ written notice to the Investment
Adviser	either by vote of the Board of Trustees of the Fund or by vote of a majority of the
outstanding	voting securities of the Fund;
(c)	this Agreement shall automatically terminate in the event of its assignment; and
(d)	this Agreement may be terminated by the Investment Adviser on sixty-one days’ written notice to
the	Fund.

Termination of this Agreement pursuant to this Section 9 shall be without the payment of any penalty. For purposes of this Section 9, the terms “assignment,” “interested persons,” and “vote of a majority of the outstanding voting securities” shall have their respective meanings defined in the Investment Company Act, subject, however, to such exemptions or no-action positions as may be granted by the Securities and Exchange Commission or its staff under the Investment Company Act.

10.	Amendment; Modification; Waiver.

This Agreement shall not be amended, nor shall any provision of this Agreement be considered modified or waived, unless evidenced by a writing signed by the parties hereto, and in compliance with applicable provisions of the Investment Company Act.

11.	Use of the Name “FS.”
The Fund acknowledges that, as between the Fund and the Investment Adviser, the Investment Adviser owns and controls the terms “FS,” “FS Investments” and “Franklin Square.” The

Investment Adviser grants to the Fund a royalty-free, non-exclusive license to use the name “FS” in the name of the Fund for the duration of this Agreement and any extensions or renewals thereof. Such license may, upon termination of this Agreement, be terminated by the Investment Adviser, in which event the Fund shall promptly take whatever action may be necessary (including calling a meeting of its Board of Trustees or shareholders) to change its name and to discontinue any further use of the name “FS” in the name of the Fund or otherwise. The names “FS,” “FS Investments” and “Franklin Square” may be used or licensed by the Investment

Adviser in connection with any of its activities, or licensed by the Investment Adviser to any other party.
12.	Notices.
Except as otherwise provided herein, all communications hereunder shall be in writing and shall
be	delivered by mail, hand delivery or courier, or sent by telecopier or electronically to the
requisite	party, at its address as specified by such party.
13.	Governing Law.
This	Agreement shall be governed by and construed in accordance with the substantive laws of
the	State of Delaware which are applicable to contracts made and entirely to be performed
therein,	without regard to the place of performance hereunder.
14.	Counterparts.
This	Agreement may be executed in multiple counterparts all of which counterparts together shall
constitute	one agreement.
15.	Limitation of Liability of the Trustees, Officers, and Shareholders.
A	copy of the Agreement and Declaration of Trust of the Fund is on file with the Secretary of The
Commonwealth	of Massachusetts, and notice is hereby given that this instrument is executed on
behalf	of the Fund by an officer in his or her capacity as an officer and not individually. The
obligations	of or arising out of this instrument are not binding upon any of the trustees, officers,

agents, employees, or shareholders individually, but are binding only upon the assets and property of the Fund.

[Signature Page Follows]

IN WITNESS WHEREOF, the parties have executed this Agreement as of the date first written above.

FS MULTI-ALTERNATIVE ADVISOR, LLC

By: /s/ Michael C. Forman
Name:Michael C. Forman
Title: Chief Executive Officer

FS MULTI-ALTERNATIVE INCOME FUND

By: /s/ Michael C. Forman
Name:Michael C. Forman
Title: Chief Executive Officer

FS Multi-Alternative Income Fund Investment Advisory Agreement